LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments
March 31, 2021 (unaudited)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.01%
ABN Amro Mortgage Series 2003-4 A4 5.50% 3/25/33		27,800	$ 27,800
♦CHL Mortgage Pass-Through Trust Series 2004-5 2A4 5.50% 5/25/34		48,709	48,584
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33		62,751	63,492
Total Non-Agency Collateralized Mortgage Obligations (Cost $143,144)			139,876
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.27%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 2.96% 12/10/30		1,014,000	1,056,552
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36		930,000	974,103
Goldman Sachs Mortgage Securities Trust Series 2012-ALOH A 3.55% 4/10/34		883,000	887,609
•Irvine Core Office Trust Series 2013-IRV A2 3.17% 5/15/48		798,000	832,936
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.92% 2/15/46		357,000	369,151
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,044,435)			4,120,351
ΔSOVEREIGN BONDS–43.10%
Australia–1.17%
Australia Government Bonds
0.75% 11/21/27	AUD	1,155,000	1,016,899
1.25% 2/21/22	AUD	5,255,000	4,814,150
1.25% 8/21/40	AUD	490,000	468,768
2.50% 9/20/30	AUD	3,735,000	4,400,232
3.00% 9/20/25	AUD	6,115,000	6,970,177
			17,670,226
Canada–0.69%
Canadian Government Real Return Bonds
4.25% 12/1/21	CAD	4,956,336	4,108,588
4.25% 12/1/26	CAD	6,088,594	6,305,791
			10,414,379
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Colombia–0.13%
Colombia Government International Bond
3.00% 1/30/30		890,000	$ 871,639
3.13% 4/15/31		1,065,000	1,043,019
			1,914,658
Denmark–0.40%
Denmark Inflation Linked Government Bond
0.10% 11/15/23	DKK	26,805,135	4,409,805
0.10% 11/15/30	DKK	9,041,172	1,672,615
			6,082,420
France–11.64%
French Republic Government Bond O.A.T
0.10% 3/1/25	EUR	10,207,093	12,731,931
0.10% 3/1/28	EUR	2,717,353	3,534,195
0.10% 3/1/29	EUR	5,717,222	7,645,106
0.25% 7/25/24	EUR	14,212,068	17,958,045
0.70% 7/25/30	EUR	24,834,948	35,583,927
1.10% 7/25/22	EUR	24,327,016	29,869,407
1.85% 7/25/27	EUR	7,653,618	11,150,029
2.10% 7/25/23	EUR	35,392,259	45,115,394
3.40% 7/25/29	EUR	770,139	1,291,005
3.40% 7/25/29	EUR	6,983,462	11,706,571
			176,585,610
Germany–3.44%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/23	EUR	26,689,067	32,447,167
0.10% 4/15/26	EUR	6,097,149	7,893,139
0.50% 4/15/30	EUR	8,302,710	11,840,761
			52,181,067
Hungary–0.08%
Hungary 1.75% 6/5/35	EUR	985,000	1,232,382
			1,232,382
Italy–5.96%
Italy Buoni Poliennali Del Tesoro
0.40% 4/11/24	EUR	11,120,768	13,348,187
0.45% 5/22/23	EUR	2,177,942	2,604,204
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds
0.10% 5/15/22	EUR	1,556,390	1,862,216
0.10% 5/15/23	EUR	7,095,681	8,595,386
0.40% 5/15/30	EUR	8,459,227	10,841,577
1.25% 9/15/32	EUR	156,839	221,214
1.30% 5/15/28	EUR	16,307,148	22,020,816
2.10% 9/15/21	EUR	2,506,206	3,013,656
2.35% 9/15/24	EUR	6,311,460	8,395,316
2.60% 9/15/23	EUR	3,574,305	4,639,249
3.10% 9/15/26	EUR	10,196,919	14,824,099
			90,365,920
LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan–4.83%
Japanese Government CPI Linked Bonds
0.10% 9/10/23	JPY	674,565,400	$ 6,122,721
0.10% 3/10/24	JPY	456,328,800	4,152,190
0.10% 9/10/24	JPY	868,044,600	7,921,960
0.10% 3/10/25	JPY	1,428,532,600	13,030,643
0.10% 3/10/26	JPY	993,183,543	9,064,005
0.10% 3/10/27	JPY	863,410,036	7,875,766
0.10% 3/10/28	JPY	2,762,549,139	25,144,249
			73,311,534
Mexico–0.14%
Mexico Government International Bond
1.45% 10/25/33		1,185,000	1,303,352
2.66% 5/24/31		915,000	862,918
			2,166,270
New Zealand–1.26%
New Zealand Government Bonds 1.75% 5/15/41	NZD	3,651,000	2,189,385
New Zealand Government Inflation Linked Bond
2.00% 9/20/25	NZD	14,835,000	13,043,168
2.50% 9/20/40	NZD	712,000	681,839
3.00% 9/20/30	NZD	3,195,000	3,211,013
			19,125,405
Panama–0.02%
Panama Government International Bond 4.50% 4/1/56		310,000	338,976
			338,976
Spain–3.33%
Spain Government Bond
0.50% 4/30/30	EUR	3,010,000	3,620,875
1.00% 10/31/50	EUR	2,300,000	2,525,020
3.45% 7/30/66	EUR	2,460,000	4,611,709
Spain Government Inflation Linked Bonds
0.15% 11/30/23	EUR	1,043,339	1,289,471
0.65% 11/30/27	EUR	6,937,613	9,308,944
0.70% 11/30/33	EUR	457,424	651,538
1.00% 11/30/30	EUR	9,966,829	14,223,764
1.80% 11/30/24	EUR	10,734,947	14,286,810
			50,518,131
Sweden–0.97%
Sweden Inflation Linked Bonds
0.13% 6/1/26	SEK	12,325,000	1,662,624
0.13% 12/1/27	SEK	4,090,000	555,820
0.25% 6/1/22	SEK	22,950,000	2,900,809
1.00% 6/1/25	SEK	31,395,000	4,307,791
3.50% 12/1/28	SEK	25,000,000	5,317,601
			14,744,645
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
United Kingdom–9.04%
United Kingdom Gilt Inflation Linked Bonds
0.13% 3/22/24	GBP	11,807,222	$ 17,956,444
0.13% 3/22/26	GBP	10,307,941	16,601,581
0.13% 8/10/28	GBP	5,344,183	9,141,194
0.13% 3/22/29	GBP	1,092,036	1,888,531
1.25% 11/22/27	GBP	14,377,070	25,863,900
1.88% 11/22/22	GBP	39,976,703	60,203,446
2.50% 7/17/24	GBP	1,115,000	5,473,977
			137,129,073
Total Sovereign Bonds (Cost $608,428,580)			653,780,696
U.S. TREASURY OBLIGATIONS–51.59%
U.S. Treasury Bonds
1.13% 8/15/40		3,955,000	3,215,909
∞1.38% 11/15/40		20,515,000	17,450,572
1.38% 8/15/50		1,075,000	838,836
1.88% 2/15/41		4,720,000	4,394,763
U.S. Treasury Inflation Indexed Bonds
0.13% 7/15/22		170,601	177,370
0.13% 7/15/24		24,056,760	26,025,937
0.13% 10/15/24		24,445,452	26,441,194
0.13% 4/15/25		31,369,109	33,957,060
0.13% 10/15/25		7,192,080	7,834,685
0.13% 7/15/26		21,380,692	23,365,366
0.13% 1/15/30		39,163,359	42,373,429
0.13% 7/15/30		28,624,287	31,066,669
0.13% 1/15/31		29,526,463	31,782,085
0.25% 1/15/25		41,007,980	44,541,181
0.25% 7/15/29		35,577,540	39,145,485
0.25% 2/15/50		1,237,113	1,291,752
0.38% 7/15/23		23,066,887	24,694,634
0.38% 7/15/25		33,092,514	36,455,196
0.38% 1/15/27		46,416,955	51,195,847
0.38% 7/15/27		33,829,488	37,517,035
0.50% 4/15/24		20,439,664	22,155,212
0.50% 1/15/28		45,670,534	50,861,394
0.63% 4/15/23		11,881,917	12,641,245
0.63% 1/15/24		24,301,762	26,346,844
0.63% 1/15/26		31,714,783	35,264,526
0.75% 7/15/28		44,986,191	51,295,388
0.88% 1/15/29		43,035,731	49,346,518
1.00% 2/15/48		100,759	125,293
1.75% 1/15/28		9,775,363	11,755,638
2.00% 1/15/26		5,488,470	6,485,185
2.38% 1/15/25		13,130,569	15,380,974
2.38% 1/15/27		590,108	722,467
∞2.50% 1/15/29		5,633,079	7,206,820
3.63% 4/15/28		1,188,554	1,600,137
3.88% 4/15/29		5,441,152	7,636,422
Total U.S. Treasury Obligations (Cost $731,283,137)			782,589,068

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–4.86%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	73,698,209	$ 73,698,209
Total Money Market Fund (Cost $73,698,209)		73,698,209

TOTAL INVESTMENTS–99.83% (Cost $1,417,597,505)	1,514,328,200
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	2,617,552
NET ASSETS APPLICABLE TO 143,594,785 SHARES OUTSTANDING –100.00%	$1,516,945,752

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
Δ Securities have been classified by country of origin.
∞ Fully or partially pledged as collateral for futures contracts.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	EUR	(3,075,000)	USD	3,813,790	5/12/21	$204,521	$—
BCLY	MXN	78,100,695	USD	(3,813,790)	5/12/21	—	(10,497)
BMO	JPY	414,276,000	USD	(3,820,011)	4/6/21	—	(78,279)
BNP	EUR	(3,111,000)	USD	3,692,144	4/6/21	43,421	—
BNP	JPY	(123,985,000)	USD	1,160,749	4/6/21	40,919	—
BNP	JPY	164,176,411	USD	(1,510,000)	6/16/21	—	(26,178)
BOA	AUD	(1,955,000)	USD	1,513,785	6/16/21	28,371	—
BOA	CAD	3,798,553	USD	(3,015,000)	6/16/21	7,948	—
BOA	EUR	(2,580,000)	USD	3,029,440	6/16/21	—	(1,093)
CBA	EUR	(2,400,000)	USD	2,861,852	6/16/21	42,752	—
CBA	GBP	6,204,000	USD	(8,604,352)	4/6/21	—	(51,364)
CITI	CAD	1,888,812	USD	(1,510,000)	6/16/21	—	(6,854)
CITI	CAD	(1,891,298)	USD	1,510,000	6/16/21	4,875	—
CITI	CAD	(1,912,779)	USD	1,520,000	6/16/21	—	(2,219)
CITI	EUR	1,821,047	USD	(2,212,232)	4/6/21	—	(76,425)
CITI	EUR	(4,980,231)	USD	5,856,608	5/5/21	12,000	—
CITI	EUR	9,395,000	USD	(11,241,370)	5/12/21	—	(214,027)
CITI	GBP	(104,375,000)	USD	147,249,912	4/6/21	3,355,939	—
CITI	GBP	733,633	USD	(1,025,937)	4/6/21	—	(14,532)
CITI	GBP	(442,812)	USD	610,997	5/5/21	467	—
CITI	JPY	(51,149,040)	USD	480,282	4/6/21	18,305	—
CITI	JPY	(31,505,685)	USD	285,203	5/6/21	557	—
CITI	MXN	(235,101,692)	USD	11,241,370	5/12/21	—	(207,447)
GSI	EUR	(3,030,000)	USD	3,708,066	5/12/21	151,616	—
LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GSI	MXN	74,522,850	USD	(3,708,066)	5/12/21	$—	$(79,004)
HSBC	EUR	1,275,000	USD	(1,510,531)	6/16/21	—	(12,884)
HSBC	GBP	(2,056,000)	USD	2,829,832	4/6/21	—	(4,621)
HSBC	NZD	(34,606,000)	USD	25,248,946	4/6/21	1,080,112	—
HSBC	SEK	(127,460,000)	USD	15,233,681	4/6/21	638,360	—
IBC	JPY	414,874,000	USD	(3,825,155)	4/6/21	—	(78,022)
JPMC	AUD	(3,940,000)	USD	3,028,339	6/16/21	34,716	—
JPMC	CAD	(1,872,376)	USD	1,500,000	6/16/21	9,934	—
JPMC	CAD	1,911,457	USD	(1,515,000)	6/16/21	6,167	—
JPMC	EUR	(2,535,000)	USD	3,033,547	6/16/21	55,872	—
JPMC	EUR	3,660,000	USD	(4,331,191)	6/16/21	—	(32,063)
JPMC	EUR	2,580,000	USD	(3,028,110)	6/16/21	2,423	—
JPMC	GBP	267,376	USD	(371,914)	4/6/21	—	(3,303)
JPMC	GBP	(80,000)	USD	111,437	4/6/21	1,147	—
JPMC	JPY	163,721,405	USD	(1,503,480)	6/16/21	—	(23,770)
JPMC	JPY	(166,602,351)	USD	1,520,000	6/16/21	14,253	—
MSC	EUR	(454,718,326)	USD	549,251,598	4/6/21	15,937,153	—
MSC	EUR	299,017,326	USD	(351,796,712)	4/6/21	—	(1,095,520)
MSC	EUR	(142,443,663)	USD	167,752,626	5/5/21	586,212	—
MSC	EUR	(3,155,000)	USD	3,815,973	5/12/21	112,805	—
MSC	GBP	(47,000)	USD	65,624	4/6/21	829	—
MSC	MXN	81,263,057	USD	(3,815,973)	5/12/21	141,318	—
MSC	NZD	2,117,000	USD	(1,477,683)	4/6/21	830	—
RBC	AUD	(2,020,000)	USD	1,538,658	6/16/21	3,857	—
RBC	AUD	1,985,000	USD	(1,515,250)	6/16/21	—	(7,041)
RBC	JPY	163,848,137	USD	(1,510,000)	6/16/21	—	(29,146)
RBC	JPY	(166,719,157)	USD	1,515,250	6/16/21	8,447	—
RBS	JPY	(165,367,350)	USD	1,500,000	6/16/21	5,414	—
SCB	AUD	(23,227,000)	USD	18,077,992	4/6/21	435,128	—
SCB	AUD	(1,935,000)	USD	1,499,193	6/16/21	28,975	—
SCB	CAD	(13,343,000)	USD	10,554,499	4/6/21	—	(63,281)
SCB	EUR	8,925,000	USD	(10,530,089)	6/16/21	—	(46,559)
SCB	JPY	163,232,149	USD	(1,499,193)	6/16/21	—	(23,905)
SCB	NZD	1,255,000	USD	(909,835)	4/6/21	—	(33,343)
UBS	AUD	1,895,000	USD	(1,448,633)	6/16/21	—	(8,807)
UBS	DKK	(38,938,000)	USD	6,349,855	4/6/21	210,838	—
UBS	EUR	(19,876,000)	USD	23,328,366	4/6/21	16,884	—
UBS	JPY	(8,756,183,000)	USD	82,423,624	4/6/21	3,337,968	—
UBS	JPY	8,099,369,000	USD	(73,222,909)	4/6/21	—	(69,583)
UBS	JPY	(8,099,369,000)	USD	73,241,780	5/6/21	66,040	—
UBS	JPY	(158,501,021)	USD	1,448,633	6/16/21	16,105	—
WBC	NZD	4,493,000	USD	(3,155,955)	4/6/21	—	(18,043)
Total Foreign Currency Exchange Contracts						$26,663,478	$(2,317,810)
LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
49	Euro-BOBL	$7,762,008	$7,758,037	6/8/21	$3,971	$—
23	Euro-BTP	4,027,204	4,014,395	6/8/21	12,809	—
(14)	Euro-Bund	(2,812,041)	(2,822,727)	6/8/21	10,686	—
(39)	Euro-BUXL	(9,423,301)	(9,516,560)	6/8/21	93,259	—
(45)	Euro-O.A.T.	(8,546,345)	(8,567,685)	6/8/21	21,340	—
145	Long Gilt	25,504,843	25,649,704	6/28/21	—	(144,861)
(186)	U.S. Treasury 10 yr Notes	(24,354,375)	(24,641,623)	6/21/21	287,248	—
(245)	U.S. Treasury 10 yr Ultra Notes	(35,203,437)	(35,677,410)	6/21/21	473,973	—
301	U.S. Treasury Notes	37,142,930	37,450,210	6/30/21	—	(307,280)
(53)	U.S. Treasury Ultra Bonds	(9,604,594)	(10,047,181)	6/21/21	442,587	—
Total Futures Contracts					$1,345,873	$(452,141)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BB-UBS–Barclays Bank United Bank of Switzerland
BCLY–Barclays Bank
BMO–Bank of Montreal
BNP–BNP Paribas
BOA–Bank of America
BOBL–Bundesobligationen
BTP–Buoni del Tesoro Poliennali
BUXL–Bundesanleihe
CAD–Canadian Dollar
CITI–Citigroup Global Markets
CPI–Consumer Price Index
DKK–Danish Krone
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IBC–Imperial Bank of Canada
JPMC–JPMorgan Chase
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
RBC–Royal Bank of Canada
RBS–Royal Bank of Scotland
SCB–Standard Chartered Bank
SEK–Swedish Krona
USD–United States Dollar
WBC–Westpac Banking Corporation
yr–Year
See accompanying notes.
LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Inflation Protected Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Non-Agency Collateralized Mortgage Obligations	$—	$139,876	$—	$139,876
Non-Agency Commercial Mortgage-Backed Securities	—	4,120,351	—	4,120,351
Sovereign Bonds	—	653,780,696	—	653,780,696
U.S. Treasury Obligations	—	782,589,068	—	782,589,068
Money Market Fund	73,698,209	—	—	73,698,209
Total Investments	$73,698,209	$1,440,629,991	$—	$1,514,328,200
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$26,663,478	$—	$26,663,478
Futures Contracts	$1,345,873	$—	$—	$1,345,873
Liabilities:
Foreign Currency Exchange Contracts	$—	$(2,317,810)	$—	$(2,317,810)
Futures Contracts	$(452,141)	$—	$—	$(452,141)
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock Inflation Protected Bond Fund–7